Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investment property [text block] [Abstract]
Schedule of investment properties
	2020
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	-	(3,739)	(3,739)
Fair value adjustment (note 22)	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	-	(28)
Ending balance	18,168	1,844	20,012
	2019
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,312	10,343	30,655
Additions	-	745	745
Sale of investment properties	-	(5,384)	(5,384)
Fair value adjustment (note 22)	(249)	(55)	(304)
Ending balance	20,063	5,649	25,712
*	Lands amounting to USD 1,844 thousand as at 31 December 2020 (2019: USD 5,649 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 26).

Schedule of change in the price used for the valuation of the investment properties
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Commercial building
2020	+/-10	1,016	1,816	(1,816)

2019	+/-10	1,122	2,006	(2,006)
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Lands
2020	+/-10	189	184	(184)

2019	+/-10	203	565	(565)